Other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance	¥ 273,533		¥ 245,572	¥ 204,486
Balance	295,766	$ 41,658	273,533	245,572
Translation adjustments and hedge of net investments in foreign operations, net of tax
Composition of accumulated other comprehensive income/(loss)
Balance	(959)		(6,090)	(3,548)
Other comprehensive income/(loss)	1,862		5,131	(2,542)
Balance	¥ 903		¥ (959)	¥ (6,090)